Hybrid Bonds - Summary of Hybrid Bonds (Parenthetical) (Detail) - Hybrid bond 1-2 [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (The issuer has a right to extend the maturity date)
Interest rate	4.64%	4.64%
Interest payments condition	Quarterly (The issuer may defer interest payments except in cases where it resolves to pay dividends or repays pari passu debt and subordinated debt)
Others	The issuer can call the hybrid bond 5 years of after issuance
POSCO HOLDINGS INC [Member]
Disclosure of detailed information about borrowings [line items]
Hybrid Bonds Classified As Equity Acquired	₩ 500,000
Hybrid Bonds Classified As Equity	₩ 600,000
Every Year [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%